COVER LETTER

March 23, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds (the “Trust”)

(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Premier Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, MassMutual Premier High Yield Fund, MassMutual Premier Focused International Fund and MassMutual Premier Strategic Emerging Markets Fund dated March 1, 2011, revised as of March 2, 2011 as filed under Rule 497(e) on March 2, 2011. The purpose of this filing is to submit the 497(e) filing dated March 2, 2011 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (413) 744-7218.

Very truly yours,

/s/ Andrew M. Goldberg
Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company
Vice President, Clerk, and Chief Legal Officer, MassMutual Premier Funds